SCOPE OF CONSOLIDATION - Translation of Financial Statements Denominated in Foreign Currency (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) VEF / $	Dec. 31, 2015 USD ($)	Feb. 05, 2018 VEF / $	Feb. 05, 2018 VEF / €	Aug. 31, 2017 VEF / $	Mar. 10, 2016 VEF / $	Jan. 01, 2016 USD ($)
Entity Information [Line Items]
Closing foreign exchange rate (bolivars per USD) | VEF / $		674				3,345	206
Subsequent Event
Entity Information [Line Items]
Closing foreign exchange rate (bolivars per USD)				25,000	30,987
Industrias Unicon CA
Entity Information [Line Items]
Level of price index	20.555	5.339	1.467
Losses on net monetary position	$ 31	$ 8	$ 161
Net investment	$ 65		$ 628					$ 43